Earnings Per Common Share Earnings per share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Numerator: [Abstract]
Net loss	$ (4,971)	$ (47,982)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0
Weighted Average Number of Shares Outstanding, Basic and Diluted	72,598	71,770
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Earnings Per Share, Basic	$ (0.07)	$ (0.67)
Earnings Per Share, Diluted	$ (0.07)	$ (0.67)